Note 6 - Allowance for Loan Losses and Credit Quality Information - Non-accrual Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-accrual loans	$ 2,678	$ 3,144	$ 3,300
Residential Portfolio Segment [Member]
Non-accrual loans	730	949
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Non-accrual loans	201	35
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Non-accrual loans	1,110	1,329
Consumer Portfolio Segment [Member]
Non-accrual loans	489	553
Commercial Portfolio Segment [Member]
Non-accrual loans	$ 148	$ 278